RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	1 Months Ended			6 Months Ended		9 Months Ended
	Nov. 30, 2018	Nov. 28, 2018	Aug. 24, 2018	Sep. 04, 2018	Aug. 24, 2018	Sep. 21, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 12, 2017
Proceeds from Issuance of Private Placement					$ 590,000,000
Business Acquisition, Percentage of Voting Interests Acquired									80.00%
Prepayments for investments in equity securities							$ 10,812,893	$ 0
Beachhead Holdings Limited Centurium and Double Double Holdings Limited [Member]
Stock Issued During Period, Shares, New Issues					1,800,000
Number of Ordinary Shares Authorized to be Issued			3,050,000
Number of Additional Ordinary Shares Issued				1,250,000
PW Medtech Group Limited [Member]
Stock Issued During Period, Shares, New Issues						800,000
Number of Ordinary Shares Authorized to be Issued			800,000
Taijie Weiye Technology Co Ltd [Member]
Business Combination, Consideration Transferred		$ 10,812,893
Restrictions Period on Redemption Rights Business Acquisition Description		6 months from the third anniversary of the closing date of the transaction
Business Acquisition, Percentage of Voting Interests Acquired		11.55%
Description of Price for Redemption of Transferred Stake	which equals to the purchase price with an annual compounded interest of 6%.
CBP [Member]
Shares Issued, Price Per Share			$ 100.9		$ 100.9
Two Third Party Investors [Member]
Stock Issued During Period, Shares, New Issues					2,000,000
Number of Ordinary Shares Authorized to be Issued			2,000,000